REAL ESTATE OWNED	12 Months Ended
Jun. 30, 2012
Real Estate [Abstract]
Real Estate Owned [Text Block]

NOTE D – REAL ESTATE OWNED

Activity in real estate owned for the years ended June 30 was as follows:

(in thousands)	2012	2011

Balance at beginning of year	$4,304	$748
Additions	96	4,643
Impairment charges	(67)	(71)
Disposals	(1,888)	(1,016)
Balance at end of year	$2,445	$4,304